Note 28 - Retained earnings, revaluation reserves and other reserves. (Tables)	12 Months Ended
Dec. 31, 2020
Retained earnings, revaluation reserves and other reserves.
Retained Earnings Revaluation Reserves And Other Reserves Breakdown By Concepts
Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Millions of Euros)
	2020	2019	2018
Legal reserve	653	653	653
Restricted reserve	120	124	133
Reserves for regularizations and balance revaluations	-	-	3
Voluntary reserves	8.117	8.331	8.010
Total reserves holding company	8.890	9.108	8.799
Consolidation reserves attributed to the Bank and subsidiary consolidated companies.	21.454	20.161	18.018
Total	30.344	29.269	26.028

Disclosure Restricted Reserves Explanatory
Restricted reserves. Breakdown by concepts (Millions of Euros)
	2020	2019	2018
Restricted reserve for retired capital	88	88	88
Restricted reserve for parent company shares and loans for those shares	30	34	44
Restricted reserve for redenomination of capital in euros	2	2	2
Total	120	124	133

Disclosure Retained Earnings Revaluation Reserves explanatory
Retained earnings, revaluation reserves and other reserves. Breakdown by company or corporate group (Millions of Euros)
	2020	2019	2018
Retained earnings (losses) and revaluation reserves
Holding Company	15.014	16.623	14.698
BBVA Bancomer Group	12.890	10.645	10.014
Garanti BBVA Group	2.509	1.985	1.415
BBVA Banco Provincial Group	1.731	1.736	1.745
BBVA Argentine Group	1.302	1.148	1.220
BBVA Colombia Group	1.287	1.130	998
Corporación General Financiera S.A.	920	932	1.084
BBVA Peru Group	984	848	756
BBVA Chile Group	619	597	168
BBVA Paraguay	160	130	119
Pecri Inversión S.L.	114	(50)	(74)
Bilbao Vizcaya Holding, S.A.	77	62	49
Compañía de Cartera de Inversiones, S.A.	59	47	108
Gran Jorge Juan, S.A.	42	27	(33)
Banco Industrial de Bilbao, S.A.	(12)	(13)	-
BBVA Seguros, S.A.	(35)	(99)	(127)
BBVA Suiza, S.A.	(47)	(52)	(53)
BBVA Portugal Group	(52)	(59)	(66)
Anida Grupo Inmobiliario	(594)	(587)	363
Sociedades inmobiliarias Unnim	(617)	(594)	(587)
BBVA USA Bancshares Group	(1.078)	(317)	(586)
Anida Operaciones Singulares, S.A.	(5.409)	(5.375)	(5.317)
Other	644	624	172
Subtotal	30.508	29.388	26.066
Other reserves or accumulated losses of investments in joint ventures and associates
ATOM Bank PLC	(91)	(56)	(28)
Metrovacesa, S.A.	(84)	(75)	(61)
Other	11	12	51
Subtotal	(164)	(119)	(38)
Total	30.344	29.269	26.028